SUMMARY OF INVESTMENT UNDER EQUITY METHOD (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Investments, All Other Investments [Abstract]
Balance at beginning of the year
Investment during the year	400
Equity in earnings of equity method investee	199,309
Balance at end of the year	$ 199,709